Offerings - Offering: 1	Sep. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	432.30
Maximum Aggregate Offering Price	$ 129,690,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 19,855.54
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 ("Registration Statement") shall also cover any additional shares of common stock, $0.0001 par value per share (the "Common Stock") of Madrigal Pharmaceuticals, Inc. (the "Registrant") that become issuable under the Madrigal Pharmaceuticals, Inc. 2025 Inducement Stock Plan, as amended by the Amendment No. 1 thereto (as amended, the "Plan"), by reason of any stock dividend, stock split, recapitalization or any other similar transactions. (2) Represents an increase of 300,000 shares of Common Stock available for issuance under the Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on $432.30, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on September 5, 2025 (such date being within five business days of the date that this Registration Statement was filed with the Commission).